CONSOLIDATED BALANCEs SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 411,614	$ 2,585,180	$ 1,801,230
Accounts receivable	499,549	355,912	913,892
Total current assets	1,015,438	3,221,076	3,166,005
NON- CURRENT ASSETS:
Equipment, Net	28,257	17,189	31,449
Goodwill	381,000	381,000	381,000
Total assets	2,246,950	4,420,947	4,226,570
CURRENT LIABILITIES:
Accrued expenses and other liabilities	578,558	241,299	89,521
Total current liabilities	20,396,982	1,536,481	932,156
SHAREHOLDERS' EQUITY (Note 5):
Additional paid-in capital	3,668,399	3,968,386	3,953,515
Accumulated deficit	(23,777,412)	(2,688,128)	(895,486)
Total stockholders' equity	(20,028,297)	1,355,511	3,097,911
Total liabilities and stockholders' equity	2,246,950	4,420,947	4,226,570
Mer Telemanagement Solutions Ltd [Member]
CURRENT ASSETS:
Cash and cash equivalents	1,136,000	1,504,000	1,732,000
Restricted cash	739,000	1,003,000	1,464,000
Accounts receivable	340,000	407,000	499,000
Other accounts receivable and prepaid expenses	288,000	399,000	236,000
Assets of discontinued operations (Note 1b)	180,000	178,000	172,000
Total current assets	2,683,000	3,491,000	4,103,000
NON- CURRENT ASSETS:
Severance pay fund	259,000	252,000	653,000
Equipment, Net	26,000	35,000	62,000
Deferred taxes	171,000	171,000
Goodwill	1,502,000	1,502,000	3,225,000
Total non-current assets	1,958,000	1,960,000	3,940,000
Total assets	4,641,000	5,451,000	8,043,000
CURRENT LIABILITIES:
Trade payables	246,000	114,000	149,000
Deferred revenues	927,000	745,000	962,000
Accrued expenses and other liabilities	1,631,000	1,769,000	2,317,000
Liabilities of discontinued operations (Note 1b)	499,000	496,000	516,000
Total current liabilities	3,303,000	3,124,000	3,944,000
ACCRUED SEVERANCE PAY	311,000	306,000	831,000
SHAREHOLDERS' EQUITY (Note 5):
Preferred Shares of NIS 0.06 par value: Authorized: 1,500,000 shares at June 30, 2021 and December 31, 2020; Issued and Outstanding: 785,790 and 915,790 shares at June 30, 2021 and December 31, 2020, respectively	13,000	15,000	16,000
Additional paid-in capital	31,359,000	31,360,000	30,635,000
Treasury shares at cost (900 Ordinary shares at June 30, 2021 and December 31, 2020.	(29,000)	(29,000)	(29,000)
Accumulated deficit	(30,356,000)	(29,362,000)	(27,547,000)
Total stockholders' equity	1,027,000	2,021,000	3,105,000
Total liabilities and stockholders' equity	$ 4,641,000	$ 5,451,000	$ 8,043,000